Subsidiaries (Details) - USD ($) $ in Millions					12 Months Ended
	Mar. 03, 2021	Jan. 01, 2021	Apr. 17, 2019	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Feb. 10, 2021
Disclosure of subsidiaries [line items]
Consideration paid				$ (561.5)
Northbridge Financial Corporation (Northbridge)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Odyssey Group
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Crum & Forster Holdings Corp. (Crum & Forster)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Zenith National Insurance Corp. (Zenith National)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Brit
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary
Allied World Assurance Company Holdings, Ltd (Allied World)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					70.90%	70.10%
Limited Liability Company FFH Ukraine Holdings (Fairfax Ukraine)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					70.00%
Polskie Towarzystwo Reasekuracji Spólka Akcyjna (Polish Re)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Colonnade Insurance S.A. (Colonnade Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ARX Insurance Company (ARX Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Private Joint Stock Company Insurance Company Universalna (Universalna)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Fairfax Brasil Seguros Corporativos S.A. (Fairfax Brasil)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
La Meridional Compañía Argentina de Seguros S.A. (La Meridional Argentina)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
SBS Seguros Colombia S.A. (SouthBridge Colombia)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
SBI Seguros Uruguay S.A. (SouthBridge Uruguay)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Southbridge Compañía de Seguros Generales S.A. (SouthBridge Chile)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
CRC Reinsurance Limited (CRC Re)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Wentworth Insurance Company Ltd. (Wentworth)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Falcon Insurance Company (Hong Kong) Limited (Falcon)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
The Pacific Insurance Berhad (Pacific Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					85.00%
PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					80.00%
Fairfirst Insurance Limited (Fairfirst Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					78.00%
TIG Insurance Company (TIG Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Hamblin Watsa Investment Counsel Ltd. (Hamblin Watsa)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Recipe Unlimited Corporation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					40.20%
Proportion of voting rights held in associate					61.10%
Praktiker Hellas Trading Single Member SA (Praktiker)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Toys "R" Us (Canada) Ltd. (Toys "R" Us Canada)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					84.60%
Sporting Life Group Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					71.40%
Sporting Life Inc. (Sporting Life)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					71.40%
Golf Town Limited (Golf Town)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					71.40%
Kitchen Stuff Plus, Inc. (Kitchen Stuff Plus)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					55.00%
William Ashley China Corporation (William Ashley)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Fairfax India
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					28.00%
Proportion of voting rights held in associate					93.40%
National Collateral Management Services Limited (NCML)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					25.10%
Fairchem Organics Limited (Fairchem)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					13.70%
Privi Speciality Chemicals Limited (Privi)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					13.70%
Saurashtra Freight Private Limited (Saurashtra Freight)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					14.30%
Thomas Cook India
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					66.90%
Sterling Holiday Resorts Limited (Sterling Resorts)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					66.90%
AGT Food and Ingredients Inc. (AGT)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			59.60%		58.00%
Dexterra Group Inc. (Dexterra Group)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					49.00%
Boat Rocker Media Inc. (Boat Rocker)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					55.70%
Proportion of voting rights held in associate					59.10%
Mosaic Capital Corporation (Mosaic Capital)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					0.00%
Proportion of voting rights held in associate					61.00%
Pethealth Inc. (Pethealth)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Rouge Media Group Inc. and Rouge Media, Inc. (Rouge Media)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					65.00%
Rouge Media Group Inc. and Rouge Media, Inc. (Rouge Media) | Disposal of major subsidiary
Disclosure of subsidiaries [line items]
Consideration paid		$ 10.0
Farmers Edge Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					41.10%
Proportion of voting rights held in associate					69.00%
Farmers Edge Inc | Major ordinary share transactions
Disclosure of subsidiaries [line items]
Proportion of voting rights held in associate	62.00%
Bryte Insurance Company Ltd (Bryte Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Connemara Reinsurance Company Ltd. (Connemara)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Sporting Life Group Limited | Sporting Life Inc. (Sporting Life)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Sporting Life Group Limited | Golf Town Limited (Golf Town)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Fairfax India | National Collateral Management Services Limited (NCML)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					89.50%
Fairfax India | Fairchem Organics Limited (Fairchem)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					48.80%
Fairfax India | Privi Speciality Chemicals Limited (Privi)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					48.80%
Fairfax India | Saurashtra Freight Private Limited (Saurashtra Freight)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					51.00%
Thomas Cook India | Sterling Holiday Resorts Limited (Sterling Resorts)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
OMERS | Major business combination | Brit
Disclosure of subsidiaries [line items]
Percentage of common shares acquired							14.00%